Interests in Other Entities	12 Months Ended
Dec. 31, 2017
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Interests in Other Entities

19. INTERESTS IN OTHER ENTITIES

	Group
	2017 £m	2016 £m
Joint ventures	73	61
	73	61

The Santander UK group consists of a parent company, Santander UK plc, incorporated in the UK and a number of subsidiaries and joint ventures held directly and indirectly by the Company. The Company has no individually significant associates. Details of subsidiaries, joint ventures and associates are set out in the Shareholder Information section and form an integral part of these financial statements.

a) Interests in subsidiaries

On 1 January 2018, Santander UK plc acquired 100% of the share capital of Santander UK Operations Ltd (formerly Geoban UK Ltd, a subsidiary of Geoban SA) and Santander UK Technology Ltd (formerly Isban UK Ltd, a subsidiary of Ingenieria De Software Bancario SL) for an aggregate cash consideration of £55m. Immediately prior to this, the UK branch of Produban Servicios Informaticos Generales SL was acquired by Santander UK Technology Ltd for a cash consideration of £17m. These acquisitions will enable the Santander UK group to be more customer-centric by having greater business alignment and end-to-end control of IT and operations. In each case, the cash consideration is subject to the finalisation of the book values of the businesses transferred.

Subsidiaries with significant non-controlling interests

The only subsidiary with significant non-controlling interests is PSA Finance UK Limited, which operates in the UK. In 2017 and 2016, the proportion of ownership interests and voting rights held by non-controlling interests was 50%.

	2017 £m	2016 £m
Profit attributable to non-controlling interests	21	27
Accumulated non-controlling interests of the subsidiary	152	150
Dividends paid to non-controlling interests	19	12
Summarised financial information:
– Total assets	3,215	3,450
– Total liabilities	2,909	3,417
– Profit for the year	43	55
– Total comprehensive income for the year	43	55

Interests in consolidated structured entities

Structured entities are formed by Santander UK to accomplish specific and well-defined objectives. Santander UK consolidates these structured entities when the substance of the relationship indicates control, as described in Note 1. In addition to the structured entities disclosed in Note 16 which are used for securitisation and covered bond programmes, the only other structured entities consolidated by the Santander UK group are described below. All the external assets in these entities are included in the financial statements and in relevant Notes of these Consolidated Financial Statements. Other than as set out below, no significant judgements were required with respect to control or significant influence.

i) Guaranteed Investment Products 1 PCC Limited (GIP)

GIP is a Guernsey-incorporated, closed-ended, protected cell company. The objective of each cell is to achieve capital growth for retail investors. In order to achieve the investment objective, GIP, on behalf of the respective cells, has entered into transactions with Santander UK. Santander Guarantee Company, a Santander UK group company, also guarantees the shareholders of cells a fixed return on their investment and/or the investment amount. GIP has no third party assets. Although the share capital is owned by the retail investors, Santander UK continues to have exposure to variable risks and returns through Santander Guarantee Company’s guarantee and has therefore consolidated this entity.

ii) Santander UK Foundation Limited

Santander UK Foundation Limited supports disadvantaged people throughout the UK through the charitable priorities of education and financial capability. The entity was set up by Santander UK and all its revenue arises through donations from Santander UK, and its third party assets are minimal, comprising of available-for-sale assets of £16m (2016: £15m). This entity has been consolidated as Santander UK directs its activities.

b) Interests in joint ventures

Santander UK does not have any individually material interests in joint ventures. As set out in the accounting policies in Note 1, interests in joint ventures are accounted for using the equity method. In the year ended 31 December 2017, Santander UK’s share in the profit after tax of its joint ventures was £12m (2016: £13m) before elimination of transactions between Santander UK and the joint ventures. At 31 December 2017, the carrying amount of Santander UK’s interest was £73m (2016: £61m). At 31 December 2017 and 2016, the joint ventures had no commitments and contingent liabilities.

c) Interests in unconsolidated structured entities

Structured entities sponsored by the Santander UK group

Santander UK has interests in structured entities which it sponsors but does not control. Santander UK considers itself a sponsor of a structured entity when it facilitates the establishment of the structured entity. Other than as set out below, no significant judgements were required with respect to control or significant influence. The structured entities sponsored but not consolidated by Santander UK are as follows.

i) Santander (UK) Common Investment Fund

In 2008, a common investment fund was established to hold the assets of the Santander UK Group Pension Scheme. The Santander (UK) Common Investment Fund is not consolidated by Santander UK, but its assets of £11,626m (2016: £11,125m) are accounted for as part of the defined benefit assets and obligations recognised on Santander UK’s balance sheet. See Note 28 for further information about the entity. As this entity holds the assets of the pension scheme it is outside the scope of IFRS 10. Santander UK’s maximum exposure to loss is equal to the sum of the carrying amount of the assets held.

ii) Trust preferred entities

The trust preferred entities, Abbey National Capital Trust I and Abbey National Capital LP I are 100% owned finance subsidiaries (as defined in Regulation S-X under the US Securities Act 1933, as amended) of Santander UK plc which were set up by Santander UK solely for the issuance of trust preferred securities to third parties and lend the funds on to other Santander UK companies. On 7 February 2000, Abbey National Capital Trust I issued US$1bn of 8.963% Non-cumulative Trust Preferred Securities, which have been registered under the US Securities Act of 1933, as amended. Abbey National Capital Trust I serves solely as a passive vehicle holding the partnership preferred securities issued by Abbey National Capital LP I and each has passed all the rights relating to such partnership preferred securities to the holders of trust preferred securities issued by Abbey National Capital Trust I. All of the trust preferred securities and the partnership preferred securities have been fully and unconditionally guaranteed on a subordinated basis by Santander UK plc. The terms of the securities do not include any significant restrictions on the ability of Santander UK plc to obtain funds, by dividend or loan, from any subsidiary. The trust preferred entities are not consolidated by Santander UK as Santander UK plc is not exposed to variability of returns from the entities.

iii) Credit Protection entities

Santander UK has established two credit protection vehicles, Grafton CLO 2016-1 Designated Activity Company (Grafton) and Red 1 Finance CLO 2017-1 Designated Activity Company (Red 1), private limited companies incorporated in Ireland. Grafton and Red 1 have issued £100m and £87m Credit Linked Notes respectively to third party investors which reference portfolios of Santander UK group loans. Concurrently these vehicles sell credit protection to Santander UK in respect of the referenced loans and, in return for a fee, are liable to make protection payments to the Santander UK group upon the occurrence of a credit event in relation to any of the referenced loans. The entities are not consolidated by Santander UK because the third party investors have the exposure, or rights to, to the variability of returns from the performance of the entity. No assets are transferred to, or income received from, these vehicles. The maximum exposure to loss is equal to any unamortised fees paid to the credit protection entities in connection with the credit protection outlined above.

Structured entities not sponsored by the Santander UK group

Santander UK also has interests in structured entities which it does not sponsor or control. These largely relate to the legacy treasury asset portfolio and consist of holdings of mortgage and other asset-backed securities issued by entities that were established and/or sponsored by other unrelated financial institutions. These securities comprise the loans and receivables securities included in Note 18. Management has concluded that the Santander UK group has no control or significant influence over these entities and that the carrying value of the interests held in these entities represents the maximum exposure to loss.